Exhibit 99.1

World Omni Auto Receivables Trust 2013-B

Monthly Servicer Certificate

July 31, 2017

Dates Covered
Collections Period	07/01/17 - 07/31/17
Interest Accrual Period	07/17/17 - 08/14/17
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/17	97,541,697.55	12,476
Yield Supplement Overcollateralization Amount 06/30/17	1,138,185.42	0
Receivables Balance 06/30/17	98,679,882.97	12,476
Principal Payments	6,780,177.42	357
Defaulted Receivables	217,077.38	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/17	995,298.53	0
Pool Balance at 07/31/17	90,687,329.64	12,102

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	11.58%

Prepayment ABS Speed	1.24%

Overcollateralization Target Amount	7,614,178.45
Actual Overcollateralization	7,614,178.45

Weighted Average APR	3.64%
Weighted Average APR, Yield Adjusted	5.13%
Weighted Average Remaining Term	22.08

Delinquent Receivables:
Past Due 31-60 days	2,633,226.65	233
Past Due 61-90 days	576,261.65	55
Past Due 91-120 days	138,445.52	10
Past Due 121+ days	0.00	0
Total	3,347,933.82	298

Total 31+ Delinquent as % Ending Pool Balance	3.69%

Recoveries	162,276.22

Aggregate Net Losses/(Gains) - July 2017	54,801.16

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.67%
Prior Net Losses Ratio	0.01%
Second Prior Net Losses Ratio	-0.35%
Third Prior Net Losses Ratio	0.05%
Four Month Average	0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.63%

Flow of Funds	$ Amount

Collections	7,229,635.81
Advances	(2,572.90)
Investment Earnings on Cash Accounts	6,202.94
Servicing Fee	(82,233.24)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,151,032.61

Distributions of Available Funds
(1) Class A Interest	81,750.37
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,854,367.91
(7) Distribution to Certificateholders	192,541.43
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,151,032.61

Servicing Fee	82,233.24
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 07/17/17	89,927,519.10
Principal Paid	6,854,367.91
Note Balance @ 08/15/17	83,073,151.19

Class A-1
Note Balance @ 07/17/17	0.00
Principal Paid	0.00
Note Balance @ 08/15/17	0.00
Note Factor @ 08/15/17	0.0000000%

Class A-2
Note Balance @ 07/17/17	0.00
Principal Paid	0.00
Note Balance @ 08/15/17	0.00
Note Factor @ 08/15/17	0.0000000%

Class A-3
Note Balance @ 07/17/17	0.00
Principal Paid	0.00
Note Balance @ 08/15/17	0.00
Note Factor @ 08/15/17	0.0000000%

Class A-4
Note Balance @ 07/17/17	74,318,519.10
Principal Paid	6,854,367.91
Note Balance @ 08/15/17	67,464,151.19
Note Factor @ 08/15/17	61.5122280%

Class B
Note Balance @ 07/17/17	15,609,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	15,609,000.00
Note Factor @ 08/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	104,123.27
Total Principal Paid	6,854,367.91
Total Paid	6,958,491.18

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.32000%
Interest Paid	81,750.37
Principal Paid	6,854,367.91
Total Paid to A-4 Holders	6,936,118.28

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1398970
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.2093323
Total Distribution Amount	9.3492293

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.7453807
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	62.4965162
Total A-4 Distribution Amount	63.2418969

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/17	29,254.79
Balance as of 07/31/17	26,681.89
Change	(2,572.90)

Reserve Account
Balance as of 07/17/17	1,903,544.61
Investment Earnings	1,374.45
Investment Earnings Paid	(1,374.45)
Deposit/(Withdrawal)	-
Balance as of 08/15/17	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61